Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Plan 002
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value
The following table presents the Plan’s investments that are measured at fair value on a recurring basis, for each hierarchy level, as of December 31, 2025 and 2024:

	December 31, 2025
	Fair Value Measurement Using Input Types
	Level 1	Level 2	Level 3	Other	Total
Mutual funds	$115,870,509	$—	$—	$—	$115,870,509
UGI Common Stock	12,396,327	—	—	—	12,396,327
Brokerage Link	3,821,142	—	—	—	3,821,142
Common collective trust funds (a)	—	—	—	307,955,327	307,955,327
Collective investment trust fund (a)	—	—	—	76,927,372	76,927,372
Total investments	$132,087,978	$—	$—	$384,882,699	$516,970,677

	December 31, 2024
	Fair Value Measurement Using Input Types
	Level 1	Level 2	Level 3	Other	Total
Mutual funds	$110,314,644	$—	$—	$—	$110,314,644
UGI Common Stock	9,911,383	—	—	—	9,911,383
Brokerage Link	4,229,798	—	—	—	4,229,798
Common collective trust funds (a)	—	—	—	268,743,871	268,743,871
Collective investment trust fund (a)	—	—	—	76,142,345	76,142,345
Total investments	$124,455,825	$—	$—	$344,886,216	$469,342,041

(a) Assets measured at NAV per share (or its equivalent), and are therefore excluded from the fair value hierarchy, and also presented as “Other”.
The following tables summarize investments for which fair value is measured using the NAV per share practical expedient as of December 31, 2025 and 2024, respectively:

December 31, 2025	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Common collective trust funds	$307,955,327	n/a	Daily	30 days
Collective investment trust fund	$76,927,372	n/a	Daily	30 days

December 31, 2024	Fair Value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Common collective trust funds	$268,743,871	n/a	Daily	30 days
Collective investment trust fund	$76,142,345	n/a	Daily	30 days